Deferred income tax assets and liabilities (Movements in deferred income tax assets without taking into consideration offsetting) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	¥ 3,903,331	¥ 3,604,577
Business combination		30,535
(Charged)/credited to profit or loss	(117,972)	185,057
(Charged)/credited to other comprehensive income	55,393	77,050
Currency translation differences	3,391	6,112
End of the year	3,844,143	3,903,331
Hedging reserve [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	84,114	5,571
Business combination		0
(Charged)/credited to profit or loss	0	0
(Charged)/credited to other comprehensive income	(24,966)	77,050
Currency translation differences	2,228	1,493
End of the year	61,376	84,114
Fair value gains [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	0	0
Business combination		0
(Charged)/credited to profit or loss	0	0
(Charged)/credited to other comprehensive income	80,359	0
Currency translation differences	0	0
End of the year	80,359	0
Amortization of land use rights [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	12,929	13,422
Business combination		0
(Charged)/credited to profit or loss	(493)	(493)
(Charged)/credited to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	12,436	12,929
Provision for impairment loss [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	638,589	593,957
Business combination		0
(Charged)/credited to profit or loss	179,661	43,640
(Charged)/credited to other comprehensive income	0	0
Currency translation differences	690	992
End of the year	818,940	638,589
Depreciation [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	926,557	1,032,633
Business combination		0
(Charged)/credited to profit or loss	(86,022)	(106,076)
(Charged)/credited to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	840,535	926,557
Accrued expenses [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	56,017	54,251
Business combination		0
(Charged)/credited to profit or loss	19,970	1,766
(Charged)/credited to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	75,987	56,017
VAT refunds on purchases of domestically manufactured equipment [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	154,143	179,576
Business combination		0
(Charged)/credited to profit or loss	(25,433)	(25,433)
(Charged)/credited to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	128,710	154,143
Unused tax losses [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	774,677	561,422
Business combination		2,919
(Charged)/credited to profit or loss	(224,918)	210,336
(Charged)/credited to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	549,759	774,677
Lease liabilities [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	0	0
Business combination		0
(Charged)/credited to profit or loss	965	0
(Charged)/credited to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	965	0
Others [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	1,256,305	1,163,745
Business combination		27,616
(Charged)/credited to profit or loss	18,298	61,317
(Charged)/credited to other comprehensive income	0	0
Currency translation differences	473	3,627
End of the year	¥ 1,275,076	¥ 1,256,305